Performance Management - Clockwise U.S. Core Equity ETF	Dec. 23, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Clockwise Core Equity & Innovation ETF, a former series of Capitol Series Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund that was effective as of the close of business on June 21, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. Therefore, the returns shown for periods prior to the close of business on June 21, 2024 are those of the Predecessor Fund, which had the same investment objectives and principal investment strategies as the Fund. The Sub-Adviser served as the investment adviser to the Predecessor Fund and the portfolio manager for the Fund that is an employee of the Sub-Adviser was also portfolio manager of the Predecessor Fund.

The following bar chart shows Fund’s performance for the calendar years indicated. The table that follows illustrates how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at clockwisefunds.com or by calling 1-800-610-6128.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 21.88% for the quarter ended 3/31/2024, and the lowest quarterly return was -2.91% for the quarter ended 9/30/2023.

The Fund’s year-to-date return for the period ended September 30, 2025 was 7.80%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.88%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2.91%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception (1/27/2022)
Return Before Taxes	36.64%	11.85%
Return After Taxes on Distributions	30.31%	7.43%
Return After Taxes on Distributions and Sale of Shares	22.93%	7.35%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	12.82%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	clockwisefunds.com
Performance Availability Phone [Text]	1-800-610-6128